RISK MANAGEMENT (Details 18) - Liquidity Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Obligations under repurchase agreements [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 48,545	$ 268,061
Obligations under repurchase agreements [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	48,545	268,061
Obligations under repurchase agreements [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	48,545	268,061
Obligations under repurchase agreements [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Obligations under repurchase agreements [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Checking Accounts, Time Deposits & Other Time Liabilities [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	21,972,279	20,168,837
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	9,027,434	8,376,371
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,248,418	5,120,171
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,326,199	2,299,018
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,108,556	4,201,271
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	21,710,607	19,996,831
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	191,547	106,833
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	6,137	2,811
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	63,988	62,362
Checking Accounts, Time Deposits & Other Time Liabilities [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	261,672	172,006
Financial Derivatives Contracts [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,517,728	2,139,488
Financial Derivatives Contracts [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Financial Derivatives Contracts [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	131,378	144,410
Financial Derivatives Contracts [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	349,551	356,288
Financial Derivatives Contracts [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	120,361	196,444
Financial Derivatives Contracts [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	601,290	697,142
Financial Derivatives Contracts [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	495,789	378,582
Financial Derivatives Contracts [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	471,185	358,358
Financial Derivatives Contracts [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	949,464	705,406
Financial Derivatives Contracts [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,916,438	1,442,346
Interbank Borrowings [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,788,626	1,698,357
Interbank Borrowings [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	39,378	4,130
Interbank Borrowings [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	16,310	46,013
Interbank Borrowings [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,188,692	1,030,241
Interbank Borrowings [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	404,575	397,419
Interbank Borrowings [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,648,955	1,477,803
Interbank Borrowings [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	139,671	220,554
Interbank Borrowings [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Interbank Borrowings [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Interbank Borrowings [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	139,671	220,554
Issue debt instruments [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	8,115,233	7,093,653
Issue debt instruments [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities
Issue debt instruments [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	71,465	21,043
Issue debt instruments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	745,830	274,239
Issue debt instruments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	39,267	55,119
Issue debt instruments [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	856,562	350,401
Issue debt instruments [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,431,849	1,727,571
Issue debt instruments [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,549,743	2,104,771
Issue debt instruments [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,277,079	2,910,910
Issue debt instruments [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	7,258,671	6,743,252
Other financial liabilities [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	215,400	242,030
Other financial liabilities [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	179,681	177,663
Other financial liabilities [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	934	701
Other financial liabilities [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	22,844	31,879
Other financial liabilities [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,412	2,583
Other financial liabilities [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	205,871	212,826
Other financial liabilities [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	9,261	27,581
Other financial liabilities [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	92	404
Other financial liabilities [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	176	1,219
Other financial liabilities [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	9,529	29,204
Total Financial Liabilities Before Interest Payment [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	34,657,811	31,610,426
Total Financial Liabilities Before Interest Payment [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	9,246,493	8,558,164
Total Financial Liabilities Before Interest Payment [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,517,050	5,600,399
Total Financial Liabilities Before Interest Payment [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,633,116	3,991,665
Total Financial Liabilities Before Interest Payment [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,675,171	4,852,836
Total Financial Liabilities Before Interest Payment [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	25,071,830	23,003,064
Total Financial Liabilities Before Interest Payment [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,268,117	2,461,121
Total Financial Liabilities Before Interest Payment [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	2,027,157	2,466,344
Total Financial Liabilities Before Interest Payment [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,290,707	3,679,897
Total Financial Liabilities Before Interest Payment [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	9,585,981	8,607,362
Contractual Interest Payments [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,863,456	3,363,077
Contractual Interest Payments [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,918	4,403
Contractual Interest Payments [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	82,292	45,465
Contractual Interest Payments [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	812,920	462,579
Contractual Interest Payments [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	158,760	117,779
Contractual Interest Payments [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,058,890	630,226
Contractual Interest Payments [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,156,262	808,502
Contractual Interest Payments [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,110,918	776,796
Contractual Interest Payments [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	1,537,385	1,147,553
Contractual Interest Payments [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,804,565	2,732,851
Total Financial Liabilities After Interest Payment [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	39,521,267	34,973,503
Total Financial Liabilities After Interest Payment [Member] | Demand [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	9,251,411	8,562,567
Total Financial Liabilities After Interest Payment [Member] | Not Later Than One Month [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,599,342	5,645,864
Total Financial Liabilities After Interest Payment [Member] | More Than 3 Months To 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	6,446,036	4,454,244
Total Financial Liabilities After Interest Payment [Member] | Later Than One Month And Not Later Than Three Months [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,833,931	4,970,615
Total Financial Liabilities After Interest Payment [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	26,130,720	23,633,290
Total Financial Liabilities After Interest Payment [Member] | Between 1 and 3 years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	4,424,379	3,269,623
Total Financial Liabilities After Interest Payment [Member] | Later than three years and not later than five years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	3,138,075	3,243,140
Total Financial Liabilities After Interest Payment [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	5,828,092	4,827,450
Total Financial Liabilities After Interest Payment [Member] | More Than 1 Year [Member]
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 13,390,546	$ 11,340,213